UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2	OMB APPROVAL
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1. Name and address of issuer:
HSBC FUNDS
3435 STELZER ROAD
COLUMBUS, OHIO 43219

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

HSBC Opportunity Fund
HSBC Opportunity Fund (Class I)
HSBC Growth Fund
HSBC Aggressive Strategy Fund
HSBC Balanced Strategy Fund
HSBC Moderate Strategy Fund
HSBC Conservative Strategy Fund
HSBC Income Strategy Fund
HSBC U.S. Government Money Market Fund
HSBC Prime Money Market Fund
HSBC U.S. Treasury Money Market Fund
HSBC Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund
HSBC Global High Yield Bond Fund
HSBC Global High Income Bond Fund
HSBC Total Return Fund
HSBC Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)

[   ]

3. Investment Company Act File Number:	811-04782

Securities Act File Number:	033-07647

4(a). Last day of the fiscal year for which this notice is filed:

October 31, 2016

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$105,002,565,354

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$108,031,286,805

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$15,469,937,901

	(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:			$123,501,224,706

	(v) Net Sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]			($18,498,659,352)

	(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	(18,498,659,352)

	(vii) Multiplier for determining registration fee (See Instruction C.9):			0.00011590

	(viii) Registration fee due [multiply Item 5(v) by Item (5(vii)] enter "0" if no fee is due):		=	$0.00

6.	Prepaid shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
			+	$0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			=	$0.00

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard Fabietti

Richard Fabietti, President

Date	January 25, 2017

* Please print the name and title of the signing officer below the signature.

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